Investment Objectives and Goals - Oak Harvest Long/Short Hedged Equity Fund	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Oak Harvest Long/Short Hedged Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) is to seek capital appreciation.